Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Issued Capital [Member]	Share Premium [Member]	Reserve for Exchange Differences in Foreign Currency Translation [Member]	Reserve for Cash Flow Hedges [Member]	Reserve for Gains and Losses for Defined Benefit Plans [Member]	Reserve for Gains and Losses on Remeasuring Available-for-Sale Financial Assets [Member]	Other Miscellaneous Reserves [Member]	Other Reserves Related to Assets Held for Sale and Disposal Groups [Member]	Total Reserves Other than Retained Earnings [Member]	Retained Earnings [Member]	Equity Attributable to Shareholders of the Parent Company [Member]	Non-controlling Interests [Member]	IFRS 9 [Member]	IAS 29 [Member]	Total
Equity beginning balance at Dec. 31, 2015	$ 1,331,714,085	$ 206,008,557	$ 19,691,866	$ (205,691,575)		$ (1,046)	$ (719,716,306)	$ (202,189,042)	$ (1,107,906,103)	$ 2,218,373,368	$ 2,648,189,907	$ 895,700,172			$ 3,543,890,079
Comprehensive income
Net income										472,558,428	472,558,428	48,873,945			521,432,373
Other comprehensive income (loss)			(3,527,400)	67,731,875	$ (1,284,713)	13	(11,690,790)	(72,928,764)	(21,699,779)		(21,699,779)	(64,982,420)			(86,682,199)
Comprehensive Income											450,858,649	(16,108,475)			434,750,174
Dividends										(184,234,740)	(184,234,740)	(7,405,769)			(191,640,509)
Increase (decrease) from distribution to owners	(778,936,764)	(120,497,065)					776,186,804	275,117,804	1,051,304,608	(1,305,983,122)	(1,154,112,343)	(839,096,192)			(1,993,208,535)
Increase (decrease) from other changes			46,375	14,460,299	1,284,713		(76,967,775)	2,722,115	(58,454,273)	(1,284,713)	(59,738,986)	(4,291,974)			(64,030,960)
Total changes in equity	(778,936,764)	(120,497,065)	(3,481,025)	82,192,174		13	687,528,239	204,911,155	971,150,556	(1,018,944,147)	(947,227,420)	(866,902,410)			(1,814,129,830)
Equity Ending balance at Dec. 31, 2016	552,777,321	85,511,492	16,210,841	(123,499,401)		(1,033)	(32,188,067)	2,722,113	(136,755,547)	1,199,429,221	1,700,962,487	28,797,762			1,729,760,249
Comprehensive income
Net income										418,453,814	418,453,814	7,088,401			425,542,215
Other comprehensive income (loss)			(3,601,923)	71,170,367	182,830	6			67,751,280		67,751,280	(87,763)			67,663,517
Comprehensive Income											486,205,094	7,000,638			493,205,732
Dividends										(220,047,710)	(220,047,710)	(8,302,174)			(228,349,884)
Increase (decrease) from other changes					(182,830)		(2,880,031)	(2,722,113)	(5,784,974)	182,830	(5,602,144)				(5,602,144)
Total changes in equity			(3,601,923)	71,170,367		6	(2,880,031)	$ (2,722,113)	61,966,306	198,588,934	260,555,240	(1,301,536)			259,253,704
Equity Ending balance at Dec. 31, 2017	552,777,321	85,511,492	12,608,918	(52,329,034)		(1,027)	(35,068,098)		(74,789,241)	1,398,018,155	1,961,517,727	27,496,226			1,989,013,953
Comprehensive income
Net income										309,029,455	309,029,455	9,175,781			318,205,236
Other comprehensive income (loss)			(5,386,947)	(101,233,208)	(237,033)	(11)			(106,857,199)		(106,857,199)	(135,789)			(106,992,988)
Comprehensive Income											202,172,256	9,039,992			211,212,248
Dividends										(197,322,292)	(197,322,292)	(9,680,615)			(207,002,907)
Increase (decrease) from other changes					$ (237,033)		(3,646,134)		(3,883,167)	237,033	(3,646,134)	(98,433)			(3,744,567)
Total changes in equity			(5,386,947)	(101,233,208)		(11)	3,646,134		(102,974,032)	111,470,130	8,496,098	(542,191)			7,953,907
Equity Ending balance at Dec. 31, 2018	552,777,321	85,511,492	7,221,971	(153,562,242)		(1,038)	(31,421,964)		(177,763,273)	1,509,995,045	1,970,520,585	26,970,462			1,997,491,047
Comprehensive income
Charge to retained earnings, net of tax													$ 141,284	$ 664,471
Increase (decrease) from changes in accounting policies										506,760	506,760	16,427			523,187
Initial Balance Re-expressed	$ 552,777,321	$ 85,511,492	$ 12,608,918	$ (52,329,034)		$ (1,027)	$ (35,068,098)		$ (74,789,241)	$ 1,398,524,915	$ 1,962,024,487	$ 27,512,653			$ 1,989,537,140